Victory Munder Mid-Cap Core Growth Fund
Victory Munder Mid-Cap Core Growth Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 14 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 38 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory Munder Mid-Cap Core Growth Fund	Class A	Class C		Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none	none	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory Munder Mid-Cap Core Growth Fund		Class A	Class C	Class R	Class R6	Class Y
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.31%	0.26%	0.41%	0.12%	0.31%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expense		1.32%	2.02%	1.67%	0.88%	1.07%
Fee Waiver/Expense Reimbursement		none	none	(0.09%)	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.32%	2.02%	1.58%	0.88%	1.07%
[1]	Restated to reflect current contractual fees.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, C, R, R6 and Y of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed 1.32%, 2.07%, 1.57%, 0.89% and 1.07%, respectively, until at least October 31, 2016. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place (including any amounts waived or reimbursed prior to October 31, 2014 by Munder Capital Management, investment adviser to the Fund's predecessor, Munder Mid-Cap Core Growth Fund, a series of Munder Series Trust), subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory Munder Mid-Cap Core Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	702	969	1,257	2,074
Class C	305	634	1,088	2,348
Class R	161	518	899	1,969
Class R6	90	281	488	1,084
Class Y	109	340	590	1,306

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Munder Mid-Cap Core Growth Fund | Class C | USD ($)	205	634	1,088	2,348

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues long-term capital appreciation in the Fund by investing, under normal circumstances, at least 80% of the Fund's net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies. Mid-capitalization companies means those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index ($508 million to $11 billion as of September 30, 2015) or within the range of companies included in the Russell Midcap® Index ($489 million to $27.6 billion as of September 30, 2015).

The Fund's investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

The Adviser chooses the Fund's investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and selecting from those companies primarily based on: above-average, consistent earnings growth; financial stability; relative valuation; strength of industry position and management team; and price changes compared to the Russell Midcap® Index.

Although the Fund will be invested primarily in domestic securities, up to 25% of the Fund's assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.
  The portfolio manager may not execute the Fund's principal investment strategy effectively.
  A company's earnings may not increase as expected.
  Growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.
  Smaller companies may lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.
  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class R, Class R6 and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Russell Midcap® Index and the Russell Midcap® Growth Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, Class C, Class R, Class R6 and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class R, Class R6 and Class Y shares of the MST Munder Mid-Cap Core Growth Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any differences in the expenses of the MST Munder Mid Cap Growth Fund. The MST Munder Mid-Cap Core Growth Fund commenced operations, and Class Y shares were first offered, on June 24, 1998. Class A shares were first offered on July 1, 2000, Class C shares were first offered on July 14, 2000, Class R shares were first offered on July 29, 2004 and Class R6 shares were first offered on July 1, 2012.

Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.)

YTD through 9/30/15: -5.70% Highest/lowest quarterly results during this time period were:
Highest	16.48% (quarter ended September 30, 2009)
Lowest	-25.26% (quarter ended December 31, 2008)

Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns - Victory Munder Mid-Cap Core Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class Y	10.17%	16.30%		9.35%
Class A	3.86%	14.70%		8.47%
Class C	8.12%	15.14%		8.27%
Class R	9.63%	15.71%		8.81%	[1]	Jul. 29, 2004
Class R6	10.40%	22.09%	[2]			Jul. 01, 2012
After Taxes on Distributions | Class Y	7.48%	15.63%		8.98%
After Taxes on Distributions and Sale of Fund Shares | Class Y	7.94%	13.20%		7.70%
Russell Midcap® Index Index returns reflect no deduction for fees, expenses, or taxes	13.22%	17.19%		9.56%
Russell Midcap® Growth Index Index returns reflect no deduction for fees, expenses, or taxes	11.90%	16.94%		9.43%
[1]	Inception date of Class R shares is July 29, 2004.
[2]	Inception date of Class R6 shares is July 1, 2012.